RELATED PARTIES: - Outstanding balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Total Assets	$ 46	$ 75
Liabilities
Total Liabilities	616	740
Raysat Israel Ltd.
Liabilities
Total Liabilities	335	550
Current CEO
Liabilities
Total Liabilities	281	190
Jet talk Limited (“Jet-Talk”)
ASSETS
Total Assets	$ 46	$ 75